Equity - Valuation adjustments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Equity
Actuarial gains	$ 7,924	$ 5,292
Hedging instruments	(135)	2,329
Deferred tax income (See Note 24)	841	733
Valuation adjustments	$ 8,630	$ 8,354